INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry forwards	$ 5,699
Research and development	4,463
Accrued restructuring costs	373
Accrued employee benefits	862
Allowance for Doubtful Debts	166
Other	528
Deferred tax assets, before valuation allowance	12,091
Valuation allowance	3,985
Total deferred tax assets, net of valuation allowance	8,106
Deferred tax liabilities:
Intangible assets	(3,189)
Property and equipment, net	(331)	(289)
Total deferred tax liabilities	(3,520)	(289)
Total deferred tax asset (liability), net	4,586	(289)
Deferred tax asset (liability), net [Line Items]
Current deferred tax liability		(289)
Total deferred tax asset (liability), net	4,586	(289)
Domestic [Member]
Deferred tax liabilities:
Total deferred tax asset (liability), net	4,893
Deferred tax asset (liability), net [Line Items]
Current deferred tax asset	2,976
Non-current deferred tax asset, net	1,917
Total deferred tax asset (liability), net	4,893
Foreign [Member]
Deferred tax liabilities:
Total deferred tax asset (liability), net	(307)	(289)
Deferred tax asset (liability), net [Line Items]
Current deferred tax asset	24
Current deferred tax liability		(289)
Long-term deferred tax liability	(331)
Total deferred tax asset (liability), net	$ (307)	$ (289)